Financial instruments (Details Narrative) $ in Millions, R$ in Billions	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 BRL (R$) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
IfrsStatementLineItems [Line Items]
Average export	$ 2,200	R$ 11.2
Put Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount		R$ 6.7	$ 1,500
Average strike price | Number	4.51	4.51
Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount	$ 1,000	R$ 6.7
Average strike price | Number	6.78	6.78
Future Exports [Member]
IfrsStatementLineItems [Line Items]
Designated	$ 400	R$ 2.0	$ 500	R$ 2.6	$ 400	R$ 2.1	$ 600	R$ 3.1	$ 2,200	R$ 11.5	$ 1,200	R$ 6.5
Hedge accounting discontinued							$ 362	R$ 1.9
Future Exports One [Member]
IfrsStatementLineItems [Line Items]
Designated	$ 200	R$ 1.0